Trade and other payables (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Less than one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Trade payables	£ 4,645	£ 4,454
Accrued expenses	5,325	10,500
Social security and other taxes	1,399	857
Outstanding defined contribution pension costs	279	220
Total trade and other payables	11,648	16,031
After more than one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Deferred fees and charges	£ 3,933	£ 4,153